Subsequent events (Details) - USD ($) $ in Thousands					2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 24, 2021	Feb. 23, 2021	Jan. 29, 2021	Jan. 07, 2019	Feb. 23, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Repayments of loan				$ 4,000			$ 65,532	$ 27,622	$ 28,431	$ 13,368	$ 0
Quota Share Treaty
Subsequent Event [Line Items]
Reinsured percentage	25.00%	100.00%			100.00%	100.00%
Senior Notes | Senior Debt
Subsequent Event [Line Items]
Proceeds from debt			$ 150,000
Subsequent Event
Subsequent Event [Line Items]
Repayments of loan			65,500
Subsequent Event | Quota Share Treaty
Subsequent Event [Line Items]
Reinsured percentage	25.00%	100.00%
Subsequent Event | Senior Notes | Senior Debt
Subsequent Event [Line Items]
Proceeds from debt			$ 150,000